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Schedule of Investments
(unaudited)
Putnam Sustainable Future Fund 2
Notes to Schedule of Investments 7

Putnam Investment Funds
Schedule of Investments (unaudited), January 31, 2026
Putnam Sustainable Future Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.2%
Air Freight & Logistics 1.2%
CH Robinson Worldwide, Inc. .......................... United States 20,100 $ 3,918,495
Beverages 2.3%
Keurig Dr. Pepper, Inc. ............................... United States 187,594 5,147,579
a
Vita Coco Co., Inc. (The) .............................. United States 51,000 2,720,850
7,868,429
Biotechnology 3.8%
a
Alnylam Pharmaceuticals, Inc. .......................... United States 18,160 6,139,170
a
Argenx SE, ADR .................................... Netherlands 3,500 2,941,750
a
Ascendis Pharma A/S, ADR ........................... Denmark 16,300 3,685,430
12,766,350
Building Products 2.9%
Allegion plc ........................................ United States 21,900 3,622,041
Simpson Manufacturing Co., Inc. ........................ United States 10,100 1,785,478
Trane Technologies plc ............................... United States 10,780 4,533,852
9,941,371
Capital Markets 3.5%
a
Coinbase Global, Inc., A .............................. United States 9,500 1,850,030
KKR & Co., Inc. ..................................... United States 39,300 4,490,418
TPG, Inc., A ....................................... United States 100,300 5,908,673
12,249,121
Chemicals 1.4%
Novonesis Novozymes, B ............................. Denmark 79,877 4,894,348
Commercial Services & Supplies 2.3%
a
Casella Waste Systems, Inc., A ......................... United States 37,600 3,793,088
Republic Services, Inc., A ............................. United States 19,600 4,215,764
8,008,852
Construction & Engineering 3.0%
Quanta Services, Inc. ................................ United States 21,200 10,062,156
Consumer Finance 1.5%
Capital One Financial Corp. ........................... United States 22,700 4,969,711
Consumer Staples Distribution & Retail 1.2%
a
Sprouts Farmers Market, Inc. .......................... United States 56,400 3,999,324
Diversified Consumer Services 1.9%
a
Bright Horizons Family Solutions, Inc. .................... United States 57,600 5,335,488
a
Duolingo, Inc., A .................................... United States 8,800 1,179,728
6,515,216
Electric Utilities 3.2%
Constellation Energy Corp. ............................ United States 12,900 3,620,772
NextEra Energy, Inc. ................................. United States 22,200 1,951,380
NRG Energy, Inc. ................................... United States 34,200 5,219,946
10,792,098
Electrical Equipment 5.2%
GE Vernova , Inc. .................................... United States 7,800 5,665,686
Vertiv Holdings Co., A ................................ United States 63,900 11,896,902
17,562,588

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 0.6%
a
ROBLOX Corp., A ................................... United States 30,200 $ 1,985,952
Financial Services 3.9%
HA Sustainable Infrastructure Capital, Inc. ................. United States 122,400 4,211,784
Mastercard, Inc., A .................................. United States 10,380 5,592,640
a
Toast, Inc., A ....................................... United States 119,400 3,714,534
13,518,958
Ground Transportation 0.8%
Canadian Pacific Kansas City Ltd. ....................... Canada 38,000 2,824,920
Health Care Equipment & Supplies 7.7%
a
Dexcom, Inc. ....................................... United States 106,300 7,764,152
a
Edwards Lifesciences Corp. ........................... United States 49,700 4,043,592
a
IDEXX Laboratories, Inc. .............................. United States 11,100 7,442,106
a
Penumbra, Inc. ..................................... United States 18,800 6,733,596
25,983,446
Health Care Technology 1.0%
a
Veeva Systems, Inc., A ............................... United States 16,411 3,346,531
Hotels, Restaurants & Leisure 10.2%
a
Black Rock Coffee Bar, Inc., A .......................... United States 216,900 3,233,979
a
Cava Group, Inc. .................................... United States 72,500 4,394,950
a
First Watch Restaurant Group, Inc. ...................... United States 315,918 5,051,529
Hilton Worldwide Holdings, Inc. ......................... United States 34,900 10,417,999
a
Life Time Group Holdings, Inc. ......................... United States 147,200 4,293,824
a
Viking Holdings Ltd. ................................. United States 99,600 7,186,140
34,578,421
Household Durables 2.4%
DR Horton, Inc. ..................................... United States 26,400 3,929,376
a
SharkNinja , Inc. .................................... United States 35,800 4,231,560
8,160,936
Independent Power and Renewable Electricity Producers 2.3%
Vistra Corp. ........................................ United States 48,300 7,648,305
Insurance 0.8%
Aon plc, A ......................................... United States 7,440 2,601,322
Interactive Media & Services 1.1%
a
Pinterest, Inc., A .................................... United States 167,600 3,708,988
IT Services 1.8%
Accenture plc, A .................................... United States 12,300 3,242,772
a
Snowflake, Inc., A ................................... United States 14,300 2,755,610
5,998,382
Leisure Products 0.9%
Hasbro, Inc. ....................................... United States 33,100 2,956,161
Life Sciences Tools & Services 2.6%
a
Mettler-Toledo International, Inc. ........................ United States 2,660 3,652,818
Thermo Fisher Scientific, Inc. .......................... United States 8,860 5,126,485
8,779,303
Machinery 3.4%
Federal Signal Corp. ................................. United States 46,000 4,972,140

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Xylem, Inc. ........................................ United States 45,700 $ 6,300,659
11,272,799
Media 0.4%
a
Trade Desk, Inc. (The), A .............................. United States 47,000 1,425,510
Professional Services 2.3%
a
Planet Labs PBC ................................... United States 208,100 5,196,257
Verisk Analytics, Inc., A ............................... United States 12,200 2,653,012
7,849,269
Real Estate Management & Development 1.0%
FirstService Corp. ................................... Canada 21,400 3,322,564
Semiconductors & Semiconductor Equipment 3.8%
ASML Holding NV, ADR .............................. Netherlands 4,520 6,431,960
Broadcom, Inc. ..................................... United States 12,440 4,121,372
Marvell Technology, Inc. .............................. United States 29,200 2,304,464
12,857,796
Software 10.5%
a
Cadence Design Systems, Inc. ......................... United States 10,600 3,141,416
a
Crowdstrike Holdings, Inc., A ........................... United States 3,400 1,500,777
a
Datadog, Inc., A .................................... United States 63,500 8,211,820
a
Guidewire Software, Inc. .............................. United States 19,200 2,702,592
a
HubSpot, Inc. ...................................... United States 8,400 2,352,000
Roper Technologies, Inc. .............................. United States 7,100 2,635,733
a
ServiceNow, Inc. .................................... United States 30,000 3,510,300
a
ServiceTitan , Inc., A ................................. United States 35,235 2,760,310
a
Trimble, Inc. ....................................... United States 65,900 4,454,840
a
Tyler Technologies, Inc. ............................... United States 13,120 4,846,528
36,116,316
Specialty Retail 3.1%
a
Aritzia , Inc. ........................................ Canada 63,900 5,036,821
a
Ulta Beauty, Inc. .................................... United States 8,240 5,334,246
10,371,067
Technology Hardware, Storage & Peripherals 1.4%
a
Pure Storage, Inc., A ................................. United States 70,900 4,930,386
Textiles, Apparel & Luxury Goods 3.1%
a
Birkenstock Holding plc ............................... Germany 138,100 5,214,656
a
On Holding AG, A ................................... Switzerland 117,000 5,294,250
10,508,906
Trading Companies & Distributors 0.7%
United Rentals, Inc. .................................. United States 2,880 2,252,333
Total Common Stocks (Cost $280,028,274) ...................................
336,546,630

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Short Term Investments 1.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
b,c
U.S. Treasury Bills, 3.54%, 7/16/26 ...................... United States 800,000 $ 787,153
Total U.S. Government and Agency Securities (Cost $787,071) ..................
787,153
Shares
Management Investment Companies 0.9%
d,e
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 3,115,315 3,115,315
Total Management Investment Companies (Cost $3,115,315) ...................
3,115,315
Total Short Term Investments (Cost $3,902,386 ) ...............................
3,902,468
a
Total Investments (Cost $283,930,660) 100.4% ................................
$340,449,098
Other Assets, less Liabilities (0.4)% .........................................
(1,130,901)
Net Assets 100.0% .........................................................
$339,318,197
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non -income producing.
b
The rate shown represents the yield at period end.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At January 31, 2026, the value of this security pledged amounted to
$513,519, representing 0.2% of net assets.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Investment Funds
Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At January 31, 2026, the Fund had the following forward exchange contracts outstanding.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 246,900 331,629 3/17/26 $ — $ (6,199)
British Pound ...... BZWS Sell 282,400 379,307 3/17/26 — (7,095)
British Pound ...... CITI Sell 1,414,500 1,899,888 3/17/26 — (35,541)
British Pound ...... GSCO Sell 916,100 1,230,469 3/17/26 — (23,011)
British Pound ...... MSCO Sell 98,200 131,104 3/17/26 — (3,261)
British Pound ...... SSBT Sell 2,555,900 3,412,321 3/17/26 — (84,861)
British Pound ...... TDOM Buy 1,295,400 1,729,488 3/17/26 42,979 —
Danish Krone ...... BOFA Sell 7,878,000 1,246,846 3/17/26 — (6,598)
Danish Krone ...... CITI Sell 25,958,500 4,109,036 3/17/26 — (21,140)
Danish Krone ...... HSBK Sell 9,512,800 1,505,619 3/17/26 — (7,933)
Danish Krone ...... MSCO Sell 6,552,600 1,035,373 3/17/26 — (7,190)
Danish Krone ...... SSBT Sell 7,824,900 1,236,417 3/17/26 — (8,578)
Euro ............. BOFA Sell 1,526,800 1,803,213 3/17/26 — (10,165)
Euro ............. BZWS Sell 1,936,000 2,286,472 3/17/26 — (12,912)
Euro ............. CITI Sell 1,784,600 2,107,683 3/17/26 — (11,884)
Euro ............. GSCO Buy 3,280,800 3,860,879 3/17/26 35,721 —
Euro ............. GSCO Sell 1,404,600 1,658,966 3/17/26 — (9,275)
Euro ............. HSBK Sell 464,300 548,336 3/17/26 — (3,112)
Euro ............. JPHQ Sell 2,104,900 2,485,785 3/17/26 — (14,201)
Euro ............. MSCO Sell 913,100 1,076,640 3/17/26 — (7,847)
Euro ............. SSBT Sell 2,488,500 2,934,165 3/17/26 — (21,421)
Euro ............. TDOM Sell 1,194,700 1,408,587 3/17/26 — (10,356)
Swiss Franc ....... BZWS Buy 816,900 1,040,002 3/17/26 21,495 —
Swiss Franc ....... MSCO Sell 3,288,400 4,173,287 3/17/26 — (99,728)
Swiss Franc ....... SSBT Sell 701,600 890,370 3/17/26 — (21,304)
Swiss Franc ....... WPAC Sell 800,500 1,015,831 3/17/26 — (24,356)
Canadian Dollar .... BOFA Sell 1,630,200 1,178,350 4/15/26 — (22,456)
Canadian Dollar .... BZWS Buy 1,371,500 995,668 4/15/26 14,579 —
Canadian Dollar .... BZWS Sell 1,096,900 792,878 4/15/26 — (15,098)
Canadian Dollar .... CITI Buy 1,199,400 872,216 4/15/26 11,262 —
Canadian Dollar .... CITI Sell 4,807,300 3,474,783 4/15/26 — (66,275)
Canadian Dollar .... GSCO Buy 882,000 637,520 4/15/26 12,161 —
Canadian Dollar .... HSBK Sell 2,896,100 2,095,686 4/15/26 — (37,582)
Canadian Dollar .... MSCO Sell 1,001,700 724,846 4/15/26 — (13,006)
Canadian Dollar .... SSBT Buy 1,751,500 1,295,947 4/15/26 — (5,791)
Canadian Dollar .... SSBT Sell 2,958,200 2,140,596 4/15/26 — (38,415)
Canadian Dollar .... TDOM Sell 2,364,400 1,710,804 4/15/26 — (30,813)
Canadian Dollar .... UBSW Buy 271,400 196,383 4/15/26 3,531 —
Canadian Dollar .... WPAC Sell 3,853,400 2,785,345 4/15/26 — (53,070)
Total Forward Exchange Contracts ................................................... $141,728 $(740,474)
Net unrealized appreciation (depreciation) ............................................ $(598,746)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See A bbreviations on page 10 .

Putnam Investment Funds

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Putnam Sustainable Future Fund
1. Organization
Putnam Investment Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of six separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At January 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Sustainable Future Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.863% ...... $5,573,598 $56,876,669 $(59,334,952) $— $— $3,115,315 3,115,315 $147,089
Total Affiliated Securities ... $5,573,598 $56,876,669 $(59,334,952) $— $— $3,115,315 $147,089
2. Financial Instrument Valuation
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Sustainable Future Fund
Assets:
Investments in Securities:
a
Common Stocks :
Air Freight & Logistics ................... $ 3,918,495 $ — $ — $ 3,918,495
Beverages ........................... 7,868,429 — — 7,868,429
Biotechnology ......................... 12,766,350 — — 12,766,350
Building Products ...................... 9,941,371 — — 9,941,371
Capital Markets ........................ 12,249,121 — — 12,249,121
Chemicals ........................... — 4,894,348 — 4,894,348
Commercial Services & Supplies ........... 8,008,852 — — 8,008,852
Construction & Engineering ............... 10,062,156 — — 10,062,156
Consumer Finance ..................... 4,969,711 — — 4,969,711
Consumer Staples Distribution & Retail ...... 3,999,324 — — 3,999,324
Diversified Consumer Services ............ 6,515,216 — — 6,515,216
Electric Utilities ........................ 10,792,098 — — 10,792,098
Electrical Equipment .................... 17,562,588 — — 17,562,588
Entertainment ......................... 1,985,952 — — 1,985,952
Financial Services ...................... 13,518,958 — — 13,518,958
Ground Transportation .................. 2,824,920 — — 2,824,920
Health Care Equipment & Supplies ......... 25,983,446 — — 25,983,446
Health Care Technology ................. 3,346,531 — — 3,346,531
Hotels, Restaurants & Leisure ............. 34,578,421 — — 34,578,421
Household Durables .................... 8,160,936 — — 8,160,936
Independent Power and Renewable Electricity
Producers .......................... 7,648,305 — — 7,648,305
Insurance ............................ 2,601,322 — — 2,601,322
Interactive Media & Services .............. 3,708,988 — — 3,708,988
IT Services ........................... 5,998,382 — — 5,998,382
Leisure Products ....................... 2,956,161 — — 2,956,161
Life Sciences Tools & Services ............ 8,779,303 — — 8,779,303
Machinery ............................ 11,272,799 — — 11,272,799
Media ............................... 1,425,510 — — 1,425,510
Professional Services ................... 7,849,269 — — 7,849,269
Real Estate Management & Development .... 3,322,564 — — 3,322,564
Semiconductors & Semiconductor Equipment . 12,857,796 — — 12,857,796
Software ............................. 36,116,316 — — 36,116,316
Specialty Retail ........................ 10,371,067 — — 10,371,067
Technology Hardware, Storage & Peripherals . 4,930,386 — — 4,930,386
Textiles, Apparel & Luxury Goods .......... 10,508,906 — — 10,508,906
Trading Companies & Distributors .......... 2,252,333 — — 2,252,333
Short Term Investments ................... 3,115,315 787,153 — 3,902,468
Total Investments in Securities ........... $334,767,597 $5,681,501
b
$— $340,449,098
Other Financial Instruments:
Forward Exchange Contracts ............... $— $141,728 $— $141,728
Total Other Financial Instruments ......... $— $141,728 $— $141,728
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 740,474 $ — $ 740,474
Total Other Financial Instruments ......... $— $740,474 $— $740,474
a
For detailed categories, see the accompanying Schedule of Investments.
4. Fair Value Measurements
(continued)

Putnam Investment Funds
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Putnam Sustainable Future Fund
Abbreviations
b
Includes foreign securities valued at $4,894,348, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.